Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(19) Commitments and Contingencies

(i)	See Note 9 for the Group’s commitments for future minimum lease payments under operating leases.

(ii)	As of December 31, 2022, there was no pending legal proceeding to which the Group is a party that will have a material effect on the Group’s business, results of operations or cash flows.